Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Textual)
Amortization expense	$ 2,836	$ 1,549	$ 1,736
Total original amounts	18,973	16,107
Accumulated amortization	(8,547)	(5,843)
Capitalized technology [Member]
Intangible Assets, Net (Textual)
Includes capitalized technology in the amount of	5,056	1,929
Capitalized technology for which amortization has not begun	$ 2,143	$ 1,755